PROPERTY AND EQUIPMENT - Estimated Useful Lives (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Tooling
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years